As filed with the Securities and Exchange Commission on October 26, 2012

Registration No. 333-70728

811-04113

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 39

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 202

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)

(Exact name of Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(formerly, The Manufacturers Life Insurance Company (U.S.A.))

(Name of Depositor)

(617) 663-3000

(Depositor’s Telephone Number Including Area Code)

Copy to:

38500 Woodward Avenue Bloomfield Hills, Michigan 48304 (Address of Depositor’s Principal Executive Offices)	Thomas J. Loftus, Esquire John Hancock Life Insurance Company (U.S.A.) 601 Congress Street Boston, MA 02210-2805 (Name and Address of Agent for Service)

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on October 26, 2012, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated October 26, 2012 to PROSPECTUSES dated April 30, 2012

Changes to Variable Investment Options

This Supplement applies to VENTURE® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY and VENTURE VISION® VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements Contract prospectuses dated April 30, 2012.

You should read this Supplement together with the current prospectus for the Contract you purchased (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

Purpose of this Supplement

This Supplement announces changes in the Contracts’ Variable Investment Options to reflect the mergers of certain John Hancock Variable Insurance Trust (“JHVIT”) Portfolios. Effective at the close of business on November 2, 2012, the following “Acquired Portfolios” will merge into the “Acquiring Portfolios”:

Acquired Portfolio	Acquiring Portfolio
500 Index Trust	500 Index Trust B
American Blue Chip Income & Growth Trust	American Growth-Income Trust
International Equity Index Trust A	International Equity Index Trust B
International Opportunities Trust	International Growth Stock Trust
Total Bond Market Trust A	Total Bond Market Trust B

In addition, 500 Index Trust B, International Equity Index Trust B, International Growth Stock Trust and Total Bond Market Trust B will be added as new Variable Investment Options to accommodate the mergers.

Portfolio Mergers

Effective at the close of business on November 2, 2012, 500 Index Trust will merge into 500 Index Trust B, International Equity Index Trust A will merge into International Equity Index Trust B, International Opportunities Trust will merge into International Growth Stock Trust, and Total Bond Market Trust A will merge into Total Bond Market Trust B. In addition, American Blue Chip Income & Growth Trust will merge into American Growth-Income Trust. For Contracts issued prior to May 13, 2002, Series II shares of American Blue Chip Income & Growth Trust will merge into Series I shares of American Growth-Income Trust.

As a result, after November 2, 2012, the Variable Investment Option corresponding to 500 Index Trust B replaces the Variable Investment Option corresponding to 500 Index Trust; the Variable Investment Option corresponding to International Equity Index Trust B replaces the Variable Investment Option corresponding to International Equity Index Trust A; the Variable Investment Option corresponding to International Growth Stock Trust replaces the Variable Investment Option corresponding to International Opportunities Trust; the Variable Investment Option corresponding to Total Bond Market Trust B replaces the Variable Investment Option corresponding to Total Bond Market Trust A; and the Variable Investment Option corresponding to American Growth-Income Trust replaces the Variable Investment Option corresponding to American Blue Chip Income & Growth Trust. You no longer will be able to allocate Contract Value or any Purchase Payments to the 500 Index Trust Variable Investment Option, the International Equity Index Trust A Variable Investment Option, the International Opportunities Trust Variable Investment Option, the Total Bond Market Trust A Variable Investment Option and the American Blue Chip Income & Growth Variable Investment Option.

1

Accordingly, any references in the Annuity Prospectus to the “500 Index” Variable Investment Option are replaced with the “500 Index B” Variable Investment Option. References to the “International Equity Index A” Variable Investment Option are replaced with the “International Equity Index B” Variable Investment Option. References to the “International Opportunities” Variable Investment Option are replaced with the “International Growth Stock” Variable Investment Option. References to the “Total Bond Market A” Variable Investment Option are replaced with the “Total Bond Market B” Variable Investment Option. References to the “American Blue Chip Income & Growth” Variable Investment Option are replaced with the “American Growth-Income” Variable Investment Option.

In addition, any references in the Annuity Prospectus to an Acquired Portfolio are replaced with the corresponding Acquiring Portfolio, except for the disclosure in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature.

Addition of Variable Investment Options

Effective at the close of business on November 2, 2012, 500 Index Trust B, International Equity Index Trust B, International Growth Stock Trust and Total Bond Market Trust B will be new Variable Investment Options in your Contract. We revise the information in the list of Variable Investment Options on the first page of the Annuity Prospectus to include the 500 Index Trust B, International Equity Index Trust B, International Growth Stock Trust and Total Bond Market Trust B.

We revise the disclosure in the Portfolio expense table in “III. Fee Tables” to include the following information:

Portfolio/Series	Management Fee	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Portfolio Fees and Expenses	Total Annual Operating Expenses	Contractual Expense Reimbursement	Net Operating Expenses
500 Index B
Series I1	0.47%	0.05%	0.02%	—	0.54%	-0.24%	0.30%
Series II1	0.47%	0.25%	0.02%	—	0.74%	-0.24%	0.50%
International Equity Index B
Series I1	0.54%	0.05%	0.04%	—	0.63%	-0.24%	0.39%
Series II1	0.54%	0.25%	0.04%	—	0.83%	-0.24%	0.59%
International Growth Stock
Series II1	0.83%	0.25%	0.15%	—	1.23%	0.00%	1.23%
Total Bond Market B
Series II1	0.47%	0.25%	0.06%	—	0.78%	-0.28%	0.50%

[1]	For portfolios and series that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

We revise disclosure in the “Portfolio Investment Objectives and Strategies” section of “IV. General Information about Us, the Separate Accounts and the Portfolios” to include the following information:

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix D: “Optional Guaranteed Minimum Withdrawal Benefits”).

Declaration Management & Research LLC
Total Bond Market Trust B	Seeks to track the performance of the Barclays Capital U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market). To do this, the Portfolio invests at least 80% of its net assets in securities listed in the Barclays Capital U.S. Aggregate Bond Index.
Invesco Advisers, Inc.

International Growth Stock Trust	Seeks to achieve long-term growth of capital. To do this, the Portfolio invests primarily in a diversified portfolio of international securities whose issuers are considered by the Portfolio’s subadviser to have strong earnings growth.

John Hancock Asset Management (North America) a division of Manulife Asset Management (North America) Limited
500 Index Trust B	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P 500® Index and securities that as a group will behave in a manner similar to the index.[1]

2

SSgA Funds Management, Inc.
International Equity Index Trust B	Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. To do this, the Portfolio invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index,[2] or American Depository Receipts or Global Depository Receipts representing such securities.

[1]

“Standard & Poor’s,” “S&P 500,” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 29, 2012, the market capitalizations of companies included in the S&P 500® Index ranged from $1.4 billion to $505.7 billion, and as of February 29, 2012, the market capitalizations of companies included in the S&P MidCap 400® Index ranged from $533 million to $10.1 billion.

[2]

“MSCI All Country World ex-USA Index” is a service mark of Morgan Stanley Capital International Inc. and its affiliates (“MSCI”). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 29, 2012, the market capitalization range of the Index was $24 million to $277 billion.

You should retain this Supplement for future reference.

Supplement dated October 26, 2012

10/12:	333-70728	033-79112
	333-70730	033-46217
	333-71072	333-138846
	333-71074	333-61283
	333-70850	333-83558

3

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated October 26, 2012 to PROSPECTUSES dated April 30, 2012

Changes to Variable Investment Options

This Supplement applies to WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements Contract prospectuses dated April 30, 2012.

You should read this Supplement together with the current prospectus for the Contract you purchased (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

Purpose of this Supplement

This Supplement announces changes in the Contracts’ Variable Investment Options to reflect the mergers of certain John Hancock Variable Insurance Trust (“JHVIT”) Portfolios. Effective at the close of business on November 2, 2012, the following “Acquired Portfolios” will merge into the “Acquiring Portfolios”:

Acquired Portfolio	Acquiring Portfolio
International Equity Index Trust A	International Equity Index Trust B
International Opportunities Trust	International Growth Stock Trust
Total Bond Market Trust A	Total Bond Market Trust B

In addition, International Growth Stock Trust and Total Bond Market Trust B will be added as new Variable Investment Options to accommodate the mergers.

Portfolio Mergers

Effective at the close of business on November 2, 2012, International Opportunities Trust will merge into International Growth Stock Trust, and Total Bond Market Trust A will merge into Total Bond Market Trust B. In addition, International Equity Index Trust A will merge into International Equity Index Trust B. For Contracts with Contract Value invested in the International Equity Index Trust A on November 2, 2012, Series II shares of International Equity Index Trust A will merge into Series NAV shares of International Equity Index Trust B.

As a result, after November 2, 2012, the Variable Investment Option corresponding to International Growth Stock Trust replaces the Variable Investment Option corresponding to International Opportunities Trust; the Variable Investment Option corresponding to Total Bond Market Trust B replaces the Variable Investment Option corresponding to Total Bond Market Trust A; and the Variable Investment Option corresponding to International Equity Index Trust B replaces the Variable Investment Option corresponding to International Equity Index Trust A. You no longer will be able to allocate Contract Value or any Purchase Payments to the International Opportunities Trust Variable Investment Option, the Total Bond Market Trust A Variable Investment Option and the International Equity Index Trust A Variable Investment Option.

Accordingly, any references in the Annuity Prospectus to the “International Opportunities” Variable Investment Option are replaced with the “International Growth Stock” Variable Investment Option. References to the “Total Bond Market A” Variable Investment Option are replaced with the “Total Bond Market B” Variable Investment Option. References to the “International Equity Index A” Variable Investment Option are replaced with the “International Equity Index B” Variable Investment Option.

In addition, any references in the Annuity Prospectus to an Acquired Portfolio are replaced with the corresponding Acquiring Portfolio, except for the disclosure in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature.

1

Addition of Variable Investment Options

Effective at the close of business on November 2, 2012, International Growth Stock Trust and Total Bond Market Trust B will be new Variable Investment Options in your Contract. We revise the information in the list of Variable Investment Options on the first page of the Annuity Prospectus to include the International Growth Stock Trust and Total Bond Market Trust B.

We revise the disclosure in the Portfolio expense table in “III. Fee Tables” to include the following information:

Portfolio/Series	Management Fee	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Portfolio Fees and Expenses	Total Annual Operating Expenses	Contractual Expense Reimbursement	Net Operating Expenses
International Growth Stock
Series II1	0.83%	0.25%	0.15%	—	1.23%	0.00%	1.23%
Total Bond Market B
Series II1	0.47%	0.25%	0.06%	—	0.78%	-0.28%	0.50%

[1]	For portfolios and series that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

We revise disclosure in the “Portfolio Investment Objectives and Strategies” section of “IV. General Information about Us, the Separate Accounts and the Portfolios” to include the following information:

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix D: “Optional Guaranteed Minimum Withdrawal Benefits”).

Declaration Management & Research LLC
Total Bond Market Trust B	Seeks to track the performance of the Barclays Capital U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market). To do this, the Portfolio invests at least 80% of its net assets in securities listed in the Barclays Capital U.S. Aggregate Bond Index.

Invesco Advisers, Inc.
International Growth Stock Trust	Seeks to achieve long-term growth of capital. To do this, the Portfolio invests primarily in a diversified portfolio of international securities whose issuers are considered by the Portfolio’s subadviser to have strong earnings growth.

You should retain this Supplement for future reference.

Supplement dated October 26, 2012

10/12:	333-70728	033-79112
	333-70730	033-46217
	333-70850	333-83558

2

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Venture Variable Annuity

Wealthmark Variable Annuity

(Incorporated by reference to this Registration Statement, File No. 333-70728, filed on April 30, 2012)

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

(Incorporated by reference to this Registration Statement, File No. 333-70728, filed on April 30, 2012)

PART C OTHER INFORMATION

Guide to Name Changes and Successions:

NAME CHANGES

DATE OF CHANGE	OLD NAME	NEW NAME
October 1, 1997	NASL Variable Account	The Manufacturers Life Insurance Company of North America Separate Account A

October 1, 1997	North American Security Life Insurance Company	The Manufacturers Life Insurance Company of North America

November 1, 1997	NAWL Holding Co., Inc.	Manulife-Wood Logan Holding Co., Inc.

September 24, 1999	Wood Logan Associates, Inc.	Manulife Wood Logan, Inc

January 1, 2005	The Manufacturers Life Insurance Company (U.S.A.) Separate Account A	John Hancock Life Insurance Company (U.S.A.) Separate Account A

January 1, 2005	The Manufacturers Life Insurance Company (U.S.A.)	John Hancock Life Insurance Company (U.S.A.)

January 1, 2005	Manulife Financial Securities LLC	John Hancock Distributors LLC

January 1, 2005	Manufacturers Securities Services LLC	John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America (“Manulife North America”) merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America’s assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

* * * * *

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

	(1)	Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H. Incorporated by reference to Exhibit 24(a)(1) to Post-Effective Amendment No. 38 to this Registration Statement, File No. 333-70728, filed on April 30, 2012.

	(2)	Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.). Incorporated by reference to Exhibit 24(a)(2) to Post-Effective Amendment No. 38 to this Registration Statement, File No. 333-70728, filed on April 30, 2012.

(b)	Exhibits

(1)

(i)     Resolution of the Board of Directors of Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H—Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the “Pre-Effective Amendment”).

	(2)	Agreements for custody of securities and similar investments -NOT APPLICABLE.

	(3)	(i) Underwriting Agreement dated August 10, 1995—Incorporated by reference to Exhibit (b) (3) (i) to Form N-4, file number 033-76162, filed February 25, 1998.

(ii)    Distribution and Servicing Agreement dated February 17, 2009, incorporated by reference to Exhibit 24.(b) (3) (ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

.

	(iii)	General Agent and Broker Dealer Selling Agreement, incorporated by reference to Exhibit 24. (b) (3) (iii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

(4)	(i)	(A)	Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v20/21)—Incorporated by reference to Exhibit (b) (4) (i) (A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

		(B)	Form of Specimen Income Plus for Life Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(C)	Form of Specimen Income Plus for Life—Joint Life Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(D)	Form of Specimen Principal Plus for Life Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(E)	Form of Specimen Principal Plus for Life Plus Annual Automatic Step-up Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(F)	Form of Specimen Principal Returns Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(G)	Form of Specimen Annual Step Death Benefit Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

	(ii)	(B)	Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7)—Incorporated by reference to Exhibit (b) (4) (i) (B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

(1)    Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7)—Previously filed as Exhibit (b) (4) (ii) (B) (1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

(2)    Form of Specimen Endorsements to Contract (v7): (i) Individual Retirement Annuity Endorsement; (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans—Previously filed as Exhibit (b) (4) (ii) (B) (2) to post-effective amendment no. 4 to
Form N-4 (file no. 33-76162) filed February 25, 1998.

		(C)	Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating—Previously filed as Exhibit (b) (4) (ii) (C) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

		(D)	Form of Fixed Account Endorsement (v20/21)—Previously filed as Exhibit (b) (4) (ii) (E) to post-effective amendment no. 6 to Form N-4 (file no. 33-76162) filed March 1, 1999.

		(E)	Form of Roth Individual Retirement Annuity Endorsement—Previously filed as Exhibit (b) (4) (ii) (F) to post-effective amendment no. 6 to Form N-4 (file no. 33-76162) filed March 1, 1999.

	(iii)	Form of Guaranteed Income Rider (v20/21)—Previously filed as Exhibit (b) (4) (iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

	(iv)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001NQ.08), incorporated by reference to Exhibit (b) (4) (iv) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008.

	(v)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08), incorporated by reference to Exhibit (b) (4) (v) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008

	(vi)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002NQ.08), incorporated by reference to Exhibit (b) (4) (vi) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008.

	(vii)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002Q.08), incorporated by reference to Exhibit (b) (4) (vii) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008.

	(viii)	Form of Specimen Income Plus for Life 5.09 single-life Rider (BR004Q.07), incorporated by reference to Exhibit 24(b) (4) (viii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(ix)	Form of Specimen Income Plus for Life 5.09 single-life Rider (BR004NQ.07) ), incorporated by reference to Exhibit 24(b) (4) (ix) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(x)	Form of Specimen Income Plus for Life joint-life 5.09 Rider (BR005Q.07) ), incorporated by reference to Exhibit 24(b) (4) (x) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(xi)	Form of Specimen Income Plus for Life joint-life 5.09 Rider (BR005NQ.07) ), incorporated by reference to Exhibit 24(b) (4) (xi) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

(5)	(i)	Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating—Incorporated by reference to Exhibit (b) (5) (i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

	(ii)	Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98)—Incorporated by reference to Exhibit (b) (5) (i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

	(iii)	Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture (APPVEN0507), incorporated by reference to Exhibit (b) (5) (iii) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008.

(6)	(i)	Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.)—Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

	(ii)	Certificate of Amendment to Certificate of Incorporation of the Company, Name Change July 1984—Incorporated by reference to Exhibit (3) (i) (a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

	(iii)	Certificate of Amendment to Certificate of Incorporation of the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005—Incorporated by reference to Exhibit (b) (6) (iii) to post-effective amendment no. 20 to this registration statement, filed May 1, 2007.

	(iv)	By-laws of The Manufacturers Life Insurance Company (U.S.A.)—Incorporated by reference to Exhibit A(6) (b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

	(v)	Amendment to By-Laws reflecting the Company’s name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005—Incorporated by reference to Exhibit (b) (6) (v) to Post-Effective Amendment No. 20 to this registration statement, filed May 1, 2007.

	(vi)	Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) effective June 15, 2010, incorporated by reference to Exhibit 24 (b) (6) (vi) to Post-Effective Amendment No. 35 to this Registration Statement, File No. 333-70728, filed November 8, 2010.

	(vii)	Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) effective July 26, 2010, incorporated by referenced to Exhibit 24 (b) (6) (vii) to Post-Effective Amendment No. 35 to this Registration Statement File No. 333-70728, filed November 8, 2010.

(7)	(a)	(i)	Guaranteed Death Benefit Reinsurance Agreement for Ven 3 contracts between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and Connecticut General Life Insurance Company (“CIGNA”), effective July 1, 1995, incorporated by reference to Exhibit 24.(b)(7)(a)(i) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(a)	(ii)	Guaranteed Death Benefit Reinsurance Agreement for Ven 7 contracts between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and CIGNA, effective July 1, 1995, incorporated by reference to Exhibit 24.(b)(7)(a)(ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(a)	(iii)	Guaranteed Death Benefit Reinsurance Agreement for old Ven 20 series contracts between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and CIGNA, effective July 1, 1995, incorporated by reference to Exhibit 24.(b)(7)(a)(iii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(a)	(iv)	Variable Annuity Reinsurance Agreement for Ven 20 series contracts between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and CIGNA, effective July 1, 1998, incorporated by reference to Exhibit 24.(b)(7)(a)(iv) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(b)	(i)	Automatic Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and Swiss Re Life Company America, effective August 1, 1995, incorporated by reference to Exhibit 24.(b)(7)(b)(i) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(b)	(ii)	Automatic Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and Swiss Re Life Company America, effective July 1, 1998, incorporated by reference to Exhibit 24.(b)(7)(b)(ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(c)	(i)	Automatic Reinsurance Agreement No. 2001-47 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24.(b)(7)(c)(i) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(c)	(ii)	Automatic Reinsurance Agreement No. 2001-48 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA

Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24.(b)(7)(c)(ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(d)	(i)	Variable Annuity GEM Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.)) and ACE Tempest Life Reinsurance Ltd., incorporated by reference to Exhibit 24.(b)(7)(d)(i) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(d)	(ii)	Variable Annuity GMDB Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.)) and ACE Tempest Life Reinsurance Ltd., incorporated by reference to Exhibit 7(d)(ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(d)	(iii)	Variable Annuity GMIB Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.)) and ACE Tempest Life Reinsurance Ltd., incorporated by reference to Exhibit 24.(b)(7)(d)(iii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(e)		Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and Merrill Lynch Life Insurance Company, effective January 1, 1997, incorporated by reference to Exhibit 24.(b)(7)(e) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(f)		Amended and Restated Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Manulife Reinsurance (Bermuda) Limited, effective October 1, 2008, incorporated by reference to Exhibit 24.(b)(7)(f) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(g)		Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and Paine Webber Life Insurance Company, effective December 31, 1994, incorporated by reference to Exhibit 24.(b)(7)(g) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

(8)	Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

	(i)	(A)	CSC Customer Agreement dated June 30, 2004, incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 6, 2009.]

		(B)	Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)(a)(ii) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 6, 2009.]

	(ii)	(A)	Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America, incorporated by reference to Exhibit 24.(b)(8)(ii)(A) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(iii)	(A)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

		(B)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

		(C)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

		(D)	Shareholder Information Agreement dated October 16, 2007 between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and DWS Scudder Distributors, Inc. on behalf of series of the DWS Investments VIT Funds, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(E)	Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.

		(F)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(G)	Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

(9)	Opinion of Counsel and consent to its use as to the legality of the securities being registered—Incorporated by reference to Exhibit 24(b)(9) to the Pre-Effective Amendment.

(10)	Written consent of Ernst & Young LLP, independent registered public accounting firm. Incorporated by reference to Exhibit 24(b)(10) to Post-Effective Amendment No. 38 to this Registration Statement, File No. 333-70728, filed on April 30, 2012.

(11)	All financial statements omitted from Item 23, Financial Statements—NOT APPLICABLE.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners—NOT APPLICABLE.

(13)	Schedules of computation—Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)	Financial Data Schedule—NOT APPLICABLE.

(15)	(i)	Powers of Attorney for Thomas Borshoff, James R. Boyle, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John G. Vrysen—incorporated by reference to Exhibit 24(b)(15) to Post-Effective Amendment 33 to this Registration Statement, File No. 333-70728, filed on May 3, 2010.

	(ii)	Power of Attorney for Steven Finch, incorporated by reference to Exhibit 24(b)(15)(ii) to Post-Effective Amendment No. 34 to this Registration Statement, File No. 333-70728, filed August 2, 2010.

	(iii)	Power of Attorney for Paul M. Connolly, incorporated by reference to Exhibit 24(b)(15)(iii) to Post-Effective Amendment No. 36 to this Registration Statement, File No. 333-70728, filed on May 2, 2011.

	(iv)	Power of Attorney for Marianne Harrison, incorporated by reference to Exhibit 24(b)(15)(iv) to Post-Effective Amendment No. 38 to this Registration Statement, File No. 333-70728, filed on April 30, 2012.

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF SEPTEMBER 14, 2012

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Craig Bromley*	Chairman and President
Thomas Borshoff*	Director
Paul M. Connolly*	Director
Steven Finch*	Executive Vice President and Chief Financial Officer
Ruth Ann Fleming*	Director
James D. Gallagher*	Director, Executive Vice President and General Counsel & Chief Administrative Officer
Scott S. Hartz***	Director, Executive Vice President, and Chief Investment Officer – U.S. Investments
Marianne Harrison†	Director and Executive Vice President
Rex Schlaybaugh, Jr.*	Director
John G. Vrysen*	Director and Senior Vice President
Marc Costantini*	Executive Vice President
Hugh McHaffie*	Executive Vice President
Kevin J. Cloherty*	Senior Vice President
Michael Doughty***	Executive Vice President
Peter Gordon***	Senior Vice President
Allan Hackney*	Senior Vice President and Chief Information Officer
David Longfritz*	Senior Vice President and Chief Marketing Officer
Steven Moore**	Senior Vice President and Treasurer
Gregory Mack*	Senior Vice President
Diana L. Scott*	Senior Vice President
Alan R. Seghezzi***	Senior Vice President
Tony Teta***	Senior Vice President
Brooks Tingle***	Senior Vice President
Emanuel Alves*	Vice President, Counsel and Corporate Secretary
John C. S. Anderson***	Vice President
Roy V. Anderson*	Vice President
Arnold R. Bergman*	Vice President
Stephen J. Blewitt***	Vice President
Robert Boyda*	Vice President
Bob Carroll*	Vice President
Joseph Catalano†	Vice President
Brian Collins†	Vice President
Art Creel*	Vice President
John J. Danello*	Vice President
Anthony J. Della Piana***	Vice President
Brent Dennis***	Vice President
Robert Donahue††	Vice President

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF SEPTEMBER 14, 2012

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Edward Eng**	Vice President
Paul Gallagher†††	Vice President
Ann Gencarella***	Vice President
Richard Harris**	Vice President and Appointed Actuary
John Hatch*	Vice President
Kevin Hill***	Vice President
Eugene Xavier Hodge, Jr.***	Vice President
James C. Hoodlet***	Vice President
Terri Judge†	Vice President
Roy Kapoor**	Vice President
Mitchell Karman***	Vice President, Chief Compliance Officer, and Counsel
Frank Knox*	Vice President, Chief Compliance Officer—Retail Funds/Separate Accounts
David Kroach*	Vice President
Cynthia Lacasse***	Vice President
Denise Lang**	Vice President
Robert Leach*	Vice President
Scott Lively*	Vice President
Robert F. Lussky, Jr.*	Vice President
Cheryl Mallett**	Vice President
Nathaniel I. Margolis***	Vice President
John Maynard†	Vice President
Janis K. McDonough***	Vice President
Scott A. McFetridge***	Vice President
William McPadden***	Vice President
Maureen Milet***	Vice President and Chief Compliance Officer—Investments
Peter J. Mongeau†	Vice President
Scott Morin*	Vice President
Curtis Morrison***	Vice President
Tom Mullen*	Vice President
Scott Navin***	Vice President
Betty Ng**	Vice President
Nina Nicolosi*	Vice President
James O’Brien†	Vice President
Frank O’Neill*	Vice President
Jacques Ouimet†	Vice President
Gary M. Pelletier***	Vice President
David Plumb†	Vice President
Krishna Ramdial**	Vice President, Treasury
S. Mark Ray***	Vice President
Jill Rebman**	Vice President
George Revoir*	Vice President
Mark Rizza*	Vice President
Andrew Ross**	Vice President
Thomas Samoluk*	Vice President
Martin Sheerin*	Vice President
Gordon Shone*	Vice President
Rob Stanley*	Vice President
Yiji S. Starr*	Vice President
Tony Todisco††	Vice President
Simonetta Vendittelli*	Vice President and Controller

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF SEPTEMBER 14, 2012

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Peter de Vries**	Vice President
Karen Walsh*	Vice President
Linda A. Watters*	Vice President
Joseph P. Welch†	Vice President
Jeffery Whitehead*	Vice President
Henry Wong***	Vice President
Randy Zipse***	Vice President

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon Street, Boston, MA 02117
****	Principal business office is 164 Corporate Drive Portsmouth, NH 03801
†	Principal business office is 200 Berkeley Street, Boston, MA 02116
††	Principal business office is 380 Stuart Street, Boston, MA 02116
†††	Principal business office is 200 Clarendon Street, Boston, MA 02116

Item 26.	Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the “Company”), operated as a unit investment trust. Registrant supports benefits payable under the Company’s variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the “Trust”), which is a “series” type of mutual fund registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation (“MFC”). A list of other persons controlled by MFC as of December 31, 2011 appears below:

MANULIFE FINANCIAL CORPORATION

PRINCIPAL SUBSIDIARIES — December 31, 2011

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
38%
John Hancock Investment Management Services, LLC (Delaware)
57%
5%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Declaration Management & Research LLC (Delaware)
The Berkeley Financial Group, LLC (Delaware)
John Hancock Advisers, LLC (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
NAL Resources Management Limited (Canada)
Manulife Bank of Canada (Canada)
Manulife Canada Ltd. (Canada)
First North American Insurance Company (Canada)
FNA Financial Inc. (Canada)
Manulife Asset Management Limited (Ontario)
EIS Services (Bermuda) Limited (Bermuda)
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Holdings Limited (England)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
PT Asuransi Jiwa Manulife Indonesia (1) (Indonesia)
95%
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
95.1%
99.9999%
Manulife Asset Management (Thailand) Company Limited (Thailand)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Ltd. (Vietnam)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
58.72%
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management (Malaysia) Sdn Bhd (Malaysia)
Indirect Control
Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27.	Number of Contract Owners.

As of September 30, 2012, there were 127,719 qualified contracts and 91,506 non-qualified contracts of the series offered hereby outstanding.

Item 28.	Indemnification.

Article XIV of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director’s fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i)	a breach of the director’s duty or loyalty to the Corporation or its shareholders or policyholders;

ii)	acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii)	a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv)	a transaction from which the director derived an improper personal benefit; or

v)	an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XIV shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters.

(a)	Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC (“JHD LLC”), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY	CAPACITY IN WHICH ACTING
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter

(b)	John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Michael Doughty***, Edward Eng**, Steven Finch***, Alan Seghezzi***, Christopher Walker** and Karen Walsh*) who have authority to act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon St, Boston, MA 02116

(c)	None.

Item 30.	Location of Accounts and Records.

All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31.	Management Services.

None.

Item 32.	Undertakings.

(a)	Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company (U.S.A.) (“Company”) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

(b)	Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)	Undertakings Pursuant to Item 32 of Form N-4

(1)	The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2)	The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(3)	The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 26th day of October, 2012.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (Registrant)

By:	JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(Depositor)

By:	/s/ Craig Bromley
Craig Bromley
Chairman and President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By:	/s/ Craig Bromley
Craig Bromley
Chairman and President

SIGNATURES

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 26th day of October, 2012.

Signature	Title

/s/ Craig Bromley Craig Bromley	Chairman and President (Principal Executive Officer)

/s/ Steven Finch Steven Finch	Executive Vice President and Chief Financial Officer (Principal Financial Officer)

/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller (Principal Accounting Officer)

* Thomas Borshoff	Director

* Paul M. Connolly	Director

* Ruth Ann Fleming	Director

* James D. Gallagher	Director

* Marianne Harrison	Director

* Scott S. Hartz	Director

* Rex Schlaybaugh, Jr.	Director

* John G. Vrysen	Director

*/s/ Thomas J. Loftus Thomas J. Loftus Pursuant to Power of Attorney	Senior Counsel - Annuities